UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	04/30/11

The following N-CSR relates only to Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for those series, as appropriate.

Dreyfus Global Equity Income Fund

Dreyfus International Bond Fund

FORM N-CSR

Item 1.      Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
32	Information About the Renewal of the Fund’s Management and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus
Global Equity
Income Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Equity Income Fund, covering the six-month period from November 1, 2010, through April 30, 2011.

Multiple crosscurrents have influenced the global economy. A modest slowdown earlier in 2010 gave way to renewed strength during the reporting period. The recovery has been fueled by three important characteristics. First, macroeconomic policy has been stimulative in most of the developed world. Second, in response to inflation worries emerging countries have shifted policy from aggressively stimulative to neutral, but not restrictive, supporting ongoing demand for commodities. Third, corporate balance sheets have strengthened due to cheap bond financing, rising profits and relatively slow growth in corporate spending. Although shocks emanating from events in the Middle East and Japan presented potential headwinds, global equities generally rallied as investors increasingly recognized that otherwise positive forces would prevent a return to global recession.

We expect the global economy to continue to expand at a moderate rate, which generally should be good for stocks in most markets. However, in the wake of recent gains we believe that selectivity will become more important.We favor companies with higher growth potential, and we are also optimistic about the prospects of high-quality companies capable of generating dividend increases and share buybacks. As always, your financial advisor can help you align your investment portfolio with the opportunities and challenges that the future may have in store.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 16, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2010, through April 30, 2011, James Harries, Portfolio Manager of Newton Capital Management Limited, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2011, Dreyfus Global Equity Income Fund’s Class A shares produced a total return of 12.91%, Class C shares returned 12.38% and Class I shares returned 13.00%.1 In comparison, the fund’s benchmark, the FTSE World Index (the “Index”), produced a total return of 14.87% for the same period.2

Global stock markets generally rallied as a global economic recovery gained momentum.The fund’s returns were lower than its benchmark, mainly due to a cautious investment posture.

As a side note, Robert Hay was added as a primary portfolio manager of the fund, effective May 2011.

The Fund’s Investment Approach

The fund seeks total return, consisting of capital appreciation and income.To pursue this goal, the fund normally invests at least 80% of its assets in equity securities, seeking to focus on dividend-paying stocks of companies located in emerging as well as developed capital markets, such as the United States, Canada, Japan, Australia, Hong Kong and Western Europe. The fund may invest in the securities of companies of any market capitalization, and it may invest up to 30% of its assets in emerging markets.

We combine “top-down” analysis of current economic trends and investment themes with “bottom-up” stock selection based on fundamental research. Within markets and sectors deemed to be relatively attractive, we seek attractively priced stocks of companies that we believe to have sustainable competitive advantages.

Greater Economic Confidence Fueled Stock Market Rally

Investor sentiment improved dramatically in the weeks prior to the reporting period, when a new round of quantitative easing of U.S. monetary policy helped convince investors that the global economy

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

was unlikely to slip back into recession.A more optimistic outlook was reinforced by better-than-expected economic data in Europe and higher corporate earnings across a number of geographic regions and industry groups. Later in the fall, the passage of fiscally stimulative U.S. tax legislation lent further support to global stock prices.

The stock market rally was interrupted in February, when a wave of political unrest in the Middle East led to sharply higher energy prices, and again in March when a devastating earthquake, tsunami and nuclear disaster in Japan threatened one of the world’s largest economies. In addition, a number of longer-term influences continued to present headwinds, most notably the continued unwinding of debt among consumers, business and governments. However, investors generally disregarded longer-term concerns and proved resilient in the face of near-term setbacks, and most stock markets had bounced back by the reporting period’s end.

Defensive Posture Undermined Relative Performance

Although the fund participated in the global market rally to a substantial degree, its relative performance was constrained by a defensive investment posture.As we have for some time, we invested cautiously in accordance with our “all change” investment theme, which notes that excessive leverage is being reduced as manifested in the struggles of homeowners contending with mortgages exceeding the value of their homes and in the austerity budgets adopted by governments at the epicenter of Europe’s sovereign debt crisis.

In addition to not owning some of the smaller, more speculative stocks that ranked among the reporting period’s top performers, some of the fund’s holdings did not participate in the market rally. In the industrials sector, Chinese toll road operator Hopewell Highway Infrastructure was hurt by rising local interest rates as the Bank of China tightened monetary policy to fight inflation. In Germany, Deutsche Post floundered among concerns regarding declining mail volumes. The fund’s overweighted exposure to the traditionally defensive telecommunications services sector also weighed on relative results when the sector generally lagged market averages, and holdings such as China Mobile were hurt by regional market weakness. However, greater adoption of smartphones lifted Taiwanese wireless handset maker HTC, whose Android phones captured market share.

4

The fund’s performance was also hindered by our currency management strategy, where we hedged foreign currency exposures against a weakening U.S. dollar.

The fund achieved better results in the financials sector, where underweighted exposure to banks bolstered relative performance. Instead, we focused on investment managers such as the United Kingdom’s Aberdeen Asset Management, which we purchased at an attractive valuation. In addition, Norway’s diversified financial conglomerate DnB Nor fared well when the company raised its dividend.

Maintaining a Cautious Investment Approach

We have maintained the fund’s relatively defensive positioning in light of ongoing deleveraging and, over the shorter term, tighter monetary policies throughout the world. Consequently, we have continued to focus on high-quality, well-financed and well-capitalized companies with attractive valuations and dividend yields.We have found a number of stocks meeting our criteria in the telecommunications services, health care and consumer goods sectors, but fewer among banks, technology companies and consumer services providers.

May 16, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging market countries.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation through March 1, 2012, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: BLOOMBERG L.P. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The FTSE World Index is an unmanaged, free-floating, market-
capitalization weighted index that is designed to measure the performance of 90% of the world’s investable stocks issued by large and midcap companies in developed and advanced emerging markets. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Equity Income Fund from November 1, 2010 to April 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.92	$ 11.85	$ 6.60
Ending value (after expenses)	$1,129.10	$1,123.80	$1,130.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.50	$ 11.23	$ 6.26
Ending value (after expenses)	$1,017.36	$1,013.64	$1,018.60

† Expenses are equal to the fund’s annualized expense ratio of 1.50% for Class A, 2.25% for Class C and 1.25%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2011 (Unaudited)

Common Stocks—96.3%	Shares	Value ($)
Australia—3.1%
AMP	43,713	262,566
WorleyParsons	7,742	257,549
		520,115
Brazil—2.9%
Cia de Saneamento de Minas Gerais	11,500	209,795
Tele Norte Leste Participacoes, ADR	9,034	154,030
Transmissora Alianca de Energia Eletrica	5,499	118,844
		482,669
Canada—1.0%
Husky Energy	5,640	176,446
France—3.0%
Suez Environnement	7,727	178,082
Total	5,258	336,593
		514,675
Germany—6.9%
Bayer	6,070	533,592
Deutsche Post	8,912	176,352
Deutsche Telekom	27,961	464,464
		1,174,408
Hong Kong—5.7%
China Mobile	35,500	326,374
Hopewell Highway Infrastructure	243,229	157,846
HSBC Holdings	14,400	156,214
Link REIT	105,000	330,565
		970,999
Italy—1.2%
ENI	7,289	194,870
Japan—.9%
Mitsubishi	6,000	161,179
Luxembourg—1.0%
SES	6,528	171,431
Netherlands—4.9%
Reed Elsevier	17,145	224,664
Royal Dutch Shell, Cl. A	6,933	267,811
Unilever	10,204	335,826
		828,301

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Norway—4.1%
DnB NOR	20,375	331,260
Statoil	12,559	367,439
		698,699
Poland—1.8%
Telekomunikacja Polska	45,692	302,066
Singapore—8.0%
DBS Group Holdings	27,500	336,547
Hutchison Port Holdings Trust	260,000	239,200
Mapletree Logistics Trust	225,030	166,376
Parkway Life Real Estate Investment Trust	103,000	145,574
Singapore Technologies Engineering	126,000	324,252
Straits Asia Resources	63,000	151,832
		1,363,781
South Africa—4.2%
Gold Fields	18,734	334,672
MTN Group	17,282	384,311
		718,983
Switzerland—6.2%
Novartis	4,410	261,796
Roche Holding	2,699	437,768
Zurich Financial Services	1,235 [a]	346,942
		1,046,506
Taiwan—3.4%
HTC	5,069	230,099
Taiwan Semiconductor Manufacturing	137,000	350,172
		580,271
Thailand—2.1%
Advanced Info Service	114,000	349,896

8

Common Stocks (continued)	Shares	Value ($)
United Kingdom—13.5%
Aberdeen Asset Management	45,500	174,041
BAE Systems	30,920	169,350
BP	25,355	195,897
Cable & Wireless
Communications	178,381	138,252
Centrica	31,203	167,252
GlaxoSmithKline	16,384	357,275
ICAP	27,706	239,954
Scottish & Southern Energy	15,471	350,932
Vodafone Group	113,251	324,612
Willis Group Holdings	4,093	169,130
		2,286,695
United States—22.4%
Abbott Laboratories	4,819	250,781
Annaly Capital Management	17,870 [b]	318,801
AT&T	11,158	347,237
Clorox	2,550	177,633
Coca-Cola	2,497	168,448
ConocoPhillips	3,426	270,414
Merck & Co.	9,741	350,189
PDL BioPharma	23,240	149,201
Pfizer	15,902	333,306
Philip Morris International	7,443	516,842
Procter & Gamble	2,613	169,584
Reynolds American	20,176	748,731
		3,801,167
Total Common Stocks
(cost $14,060,782)		16,343,157

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes—3.1%		Rate (%)	Date	Amount ($)[c]	Value ($)
Germany—1.2%
Fresenius Finance Jersey,
Sr. Unscd. Bonds, Ser. FME	EUR	5.63	8/14/11	100,000	205,584
United Kingdom—1.9%
Standard Chartered,
Jr. Sub. Notes		8.13	5/29/49	300,000	320,250
Total Bonds And Notes
(cost $430,173)					525,834

Total Investments (cost $14,490,955)				99.4%	16,868,991
Cash and Receivables (Net)				.6%	96,905
Net Assets				100.0%	16,965,896

ADR—American Depository Receipts

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Principal amount stated in U.S. Dollars unless otherwise noted.
EUR—Euro

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	19.5	Utilities	6.0
Telecommunications	16.5	Materials	6.0
Health Care	13.8	Technology	3.4
Consumer Goods	12.5	Consumer Services	2.3
Oil & Gas	12.2
Industrial	7.2		99.4

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	14,490,955	16,868,991
Cash		152,075
Cash denominated in foreign currencies	85,929	90,435
Dividends and interest receivable		127,296
Receivable for shares of Beneficial Interest subscribed		73,481
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		59
Prepaid expenses		18,606
		17,330,943
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		28,842
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		210,603
Payable for investment securities purchased		58,145
Payable for shares of Beneficial Interest redeemed		30,247
Accrued expenses		37,210
		365,047
Net Assets ($)		16,965,896
Composition of Net Assets ($):
Paid-in capital		15,794,095
Accumulated undistributed investment income—net		136,589
Accumulated net realized gain (loss) on investments		(1,139,599)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		2,174,811
Net Assets ($)		16,965,896

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	5,563,225	3,120,470	8,282,201
Shares Outstanding	505,297	282,100	772,086
Net Asset Value Per Share ($)	11.01	11.06	10.73

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $22,828 foreign taxes withheld at source):
Unaffiliated issuers	342,840
Affiliated issuers	473
Interest	2,270
Total Income	345,583
Expenses:
Management fee—Note 3(a)	67,351
Auditing fees	23,860
Shareholder servicing costs—Note 3(c)	19,597
Registration fees	19,318
Custodian fees—Note 3(c)	10,135
Distribution fees—Note 3(b)	9,041
Prospectus and shareholders’ reports	5,991
Trustees’ fees and expenses—Note 3(d)	507
Legal fees	403
Interest expense—Note 2	167
Loan commitment fees—Note 2	52
Miscellaneous	7,680
Total Expenses	164,102
Less—reduction in management fee due to undertaking—Note 3(a)	(45,540)
Less—reduction in fees due to earnings credits—Note 3(c)	(7)
Net Expenses	118,555
Investment Income—Net	227,028
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	719,645
Net realized gain (loss) on forward foreign currency exchange contracts	(115,249)
Net Realized Gain (Loss)	604,396
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	1,217,105
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(108,933)
Net Unrealized Appreciation (Depreciation)	1,108,172
Net Realized and Unrealized Gain (Loss) on Investments	1,712,568
Net Increase in Net Assets Resulting from Operations	1,939,596

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
Operations ($):
Investment income—net	227,028	331,293
Net realized gain (loss) on investments	604,396	28,672
Net unrealized appreciation
(depreciation) on investments	1,108,172	805,247
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,939,596	1,165,212
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(123,965)	(115,533)
Class C Shares	(38,868)	(13,752)
Class I Shares	(182,368)	(124,838)
Total Dividends	(345,201)	(254,123)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	2,444,107	1,977,236
Class C Shares	1,609,786	1,058,704
Class I Shares	2,672,228	6,539,111
Dividends reinvested:
Class A Shares	79,387	54,173
Class C Shares	8,546	4,451
Class I Shares	158,458	51,783
Cost of shares redeemed:
Class A Shares	(2,934,457)	(791,830)
Class C Shares	(336,949)	(311,486)
Class I Shares	(1,394,165)	(2,804,273)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	2,306,941	5,777,869
Total Increase (Decrease) in Net Assets	3,901,336	6,688,958
Net Assets ($):
Beginning of Period	13,064,560	6,375,602
End of Period	16,965,896	13,064,560
Undistributed investment income—net	136,589	254,762

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
Capital Share Transactions:
Class A
Shares sold	240,770	208,141
Shares issued for dividends reinvested	7,891	5,841
Shares redeemed	(285,549)	(86,011)
Net Increase (Decrease) in Shares Outstanding	(36,888)	127,971
Class C
Shares sold	157,498	113,469
Shares issued for dividends reinvested	848	477
Shares redeemed	(32,445)	(34,079)
Net Increase (Decrease) in Shares Outstanding	125,901	79,867
Class I
Shares sold	269,734	716,960
Shares issued for dividends reinvested	16,164	5,860
Shares redeemed	(139,766)	(317,513)
Net Increase (Decrease) in Shares Outstanding	146,132	405,307

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2011		Year Ended October 31,
Class A Shares	(Unaudited)	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value, beginning of period	9.97	9.03	7.35	13.14	12.50
Investment Operations:
Investment income—net[b]	.15	.31	.36	.44	.02
Net realized and unrealized
gain (loss) on investments	1.12	.92	1.60	(5.90)	.62
Total from Investment Operations	1.27	1.23	1.96	(5.46)	.64
Distributions:
Dividends from investment income—net	(.23)	(.29)	(.28)	(.33)	—
Net asset value, end of period	11.01	9.97	9.03	7.35	13.14
Total Return (%)[c]	12.91[d]	13.86	27.73	(42.41)	5.04[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.09[e]	3.13	4.03	5.84	26.08[e]
Ratio of net expenses to average net assets	1.50[e]	1.50	1.49	1.44	1.50[e]
Ratio of net investment income
to average net assets	2.80[e]	3.36	5.05	3.88	3.62[e]
Portfolio Turnover Rate	31.88[d]	56.17	70.29	99.04	3.45[d]
Net Assets, end of period ($ x 1,000)	5,563	5,406	3,738	2,523	2,211

a	From October 18, 2007 (commencement of operations) to October 31, 2007.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2011		Year Ended October 31,
Class C Shares	(Unaudited)	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value, beginning of period	10.02	9.01	7.33	13.13	12.50
Investment Operations:
Investment income—net[b]	.12	.21	.32	.36	.01
Net realized and unrealized
gain (loss) on investments	1.10	.97	1.58	(5.89)	.62
Total from Investment Operations	1.22	1.18	1.90	(5.53)	.63
Distributions:
Dividends from investment income—net	(.18)	(.17)	(.22)	(.27)	—
Net asset value, end of period	11.06	10.02	9.01	7.33	13.13
Total Return (%)[c]	12.38[d]	13.24	26.53	(42.76)	4.96[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.82[e]	3.92	4.81	7.06	26.83[e]
Ratio of net expenses to average net assets	2.25[e]	2.25	2.25	2.18	2.25[e]
Ratio of net investment income
to average net assets	2.27[e]	2.31	4.44	3.35	2.86[e]
Portfolio Turnover Rate	31.88[d]	56.17	70.29	99.04	3.45[d]
Net Assets, end of period ($ x 1,000)	3,120	1,564	688	844	315

a	From October 18, 2007 (commencement of operations) to October 31, 2007.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

16

Six Months Ended
	April 30, 2011		Year Ended October 31,
Class I Shares	(Unaudited)	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value, beginning of period	9.74	8.83	7.34	13.14	12.50
Investment Operations:
Investment income—net[b]	.16	.35	.34	.45	.02
Net realized and unrealized
gain (loss) on investments	1.08	.89	1.61	(5.90)	.62
Total from Investment Operations	1.24	1.24	1.95	(5.45)	.64
Distributions:
Dividends from investment income—net	(.25)	(.33)	(.46)	(.35)	—
Net asset value, end of period	10.73	9.74	8.83	7.34	13.14
Total Return (%)	13.00[c]	14.39	28.21	(42.27)	5.04[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.81[d]	2.82	3.78	5.32	25.84[d]
Ratio of net expenses to average net assets	1.25[d]	1.25	1.24	1.21	1.25[d]
Ratio of net investment income
to average net assets	3.11[d]	3.85	4.99	3.90	3.86[d]
Portfolio Turnover Rate	31.88[c]	56.17	70.29	99.04	3.45[c]
Net Assets, end of period ($ x 1,000)	8,282	6,094	1,949	177	315

a	From October 18, 2007 (commencement of operations) to October 31, 2007.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Equity Income Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund.The fund’s investment objective is to seek total return (consisting of capital appreciation and income).The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”), an affiliate of BNY Mellon, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or shareholder services fee. Class A shares are sold with a front-end sales charge, while Class C shares are subject to a contingent deferred sales charge (“CDSC”). Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to, the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

18

TheTrust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board ofTrustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Investments in debt securities excluding short-term investments (other than U.S.Treasury Bills) and forward contracts are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of

20

restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates market value.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of April 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	—	525,834	—	525,834
Equity Securities—
Domestic†	3,801,167	—	—	3,801,167
Equity Securities—
Foreign†	12,541,990	—	—	12,541,990
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	59	—	59
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(210,603)	—	(210,603)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at April 30, 2011.

22

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2011 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2010 ($)	Purchases ($)	Sales ($)	4/30/2011 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	890,000	4,744,000	5,634,000	—	—

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

24

Each of the tax years in the three-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $1,410,509 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2010. If not applied, $550,003 of the carryover expires in fiscal 2016, $798,586 expires in fiscal 2017 and $61,920 expires in fiscal 2018.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years.As a result of this ordering rule, preenactment capital loss carryovers may be more likely to expire unused.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2010 was as follows: ordinary income $254,123.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2011, was approximately $23,800 with a related weighted average annualized interest rate of 1.41%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus and the Trust, the Trust has agreed to pay Dreyfus a management fee computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, until March 1, 2012, to waive receipt of its fees and/or assume certain expenses of the fund so that the fund’s annual operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest fees, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.25% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $45,540 during the period ended April 30, 2011.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Newton, Dreyfus pays Newton an annual fee of .41% of the value of the fund’s average daily net assets, payable monthly.

During the period ended April 30, 2011, the Distributor retained $1,597 from commissions earned on sales of the fund’s Class A shares and $261 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C chares. During the period ended April 30, 2011, Class C shares were charged $9,041, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and provid-

26

ing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2011, Class A and Class C shares were charged $7,438 and $3,014, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan or Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2011, the fund was charged $2,325 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2011, the fund was charged $153 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $7.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2011, the fund was charged $10,135 pursuant to the custody agreement.

During the period ended April 30, 2011, the fund was charged $3,146 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $11,415, Rule 12b-1 distribution plan fees $1,821, shareholder services plan fees $1,707, custodian fees $12,935, chief compliance officer fees $2,481 and transfer agency per account fees $570, which are offset against an expense reimbursement currently in effect in the amount of $2,087.

(d) Each Trustee who is not an “interested person” of the Trust (as defined in the Act) receives $60,000 per annum, plus $7,000 per joint Board meeting of the Trust, The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, Dreyfus Investment Fund and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that are conducted by telephone. The Board Group Open-End Funds also reimburse each Trustee who is not an “interested person” of the Trust (as defined in the Act) for travel and out-of-pocket expenses. With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts).The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,350 per applicable committee meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund, the $2,500 or $2,000 fee, as applicable, is

28

allocated between the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund. The Trust’s portion of these fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable by certain other series of theTrust to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2011, amounted to $7,326,297 and $4,821,110, respectively.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2011:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Swiss Franc,
Expiring 5/3/2011	5,295	6,063	6,122	59
Sales:		Proceeds($)
Australian Dollar,
Expiring 7/15/2011	69,000	68,839	74,874	(6,035)
Australian Dollar,
Expiring 7/15/2011	369,000	359,535	400,411	(40,876)
Brazilian Real,
Expiring 6/15/2011	681,000	387,593	431,220	(43,627)
Brazilian Real,
Expiring 6/15/2011	117,000	68,815	74,086	(5,271)
British Pound,
Expiring 8/16/2011	196,000	314,832	326,886	(12,054)
British Pound,
Expiring 8/16/2011	22,000	35,294	36,691	(1,397)
Euro,
Expiring 8/16/2011	510,000	689,358	752,929	(63,571)
Euro,
Expiring 8/16/2011	127,000	174,188	187,494	(13,306)
South African Rand,
Expiring 6/15/2011	1,882,000	264,240	284,699	(20,459)
South African Rand,
Expiring 6/15/2011	372,000	52,267	56,274	(4,007)
Gross Unrealized
Appreciation				59
Gross Unrealized
Depreciation				(210,603)

30

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2011:

Average Market Value ($)
Forward contracts	2,419,954

At April 30, 2011, accumulated net unrealized appreciation on investments was $2,378,036, consisting of $2,443,508 gross unrealized appreciation and $65,472 gross unrealized depreciation.

At April 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 31

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 15-16, 2011, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Capital Management Limited (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also

32

considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of October 31, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was generally below the Performance Group and Performance Universe medians. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted that the fund’s contractual management fee (which had been waived to

The Fund 33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

zero pursuant to an agreement with Dreyfus) was below the Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians and the fund’s total expenses were above the Expense Group and Expense Universe medians.

A representative of Dreyfus noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2011, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, acquired fund fees and extraordinary expenses) do not exceed 1.25% of the fund’s average daily net assets. A representative of Dreyfus informed the Board that the waiver would be extended until March 1, 2012.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted the Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and

34

the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations.They also noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

The Fund 35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board generally was concerned with the fund’s relative per- formance and agreed to closely monitor performance.

  The Board concluded that the fees paid to Dreyfus and the Sub- Adviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

36

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
20	Statement of Financial Futures
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
25	Financial Highlights
28	Notes to Financial Statements
50	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
International Bond Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus International Bond Fund, covering the six-month period from November 1, 2010, through April 30, 2011.

Multiple crosscurrents have influenced the global economy. A modest slowdown earlier in 2010 gave way to renewed strength during the reporting period. The recovery has been fueled by three important characteristics. First, macroeconomic policy has been stimulative in most of the developed world. Second, in response to inflation worries emerging countries have shifted policy from aggressively stimulative to neutral, but not restrictive, supporting ongoing demand for commodities. Third, corporate balance sheets have strengthened due to cheap bond financing, rising profits and relatively slow growth in corporate spending. Although shocks emanating from events in the Middle East and Japan threatened the recovery, U.S. government securities generally weakened as investors looked forward to higher interest rates and sought opportunities in other areas of the financial markets, including higher-yielding fixed income securities.

We expect the global economy to continue to expand at a moderate rate. While our outlook suggests that lower-yielding sovereign bonds within many of the developed markets may remain out of favor among investors, we have continued to identify attractive opportunities among corporate-backed debt securities. As always, your financial advisor can help you align your investment portfolio with the opportunities and challenges that the future may have in store.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 16, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2010, through April 30, 2011, as provided by David Leduc, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2011, Dreyfus International Bond Fund’s Class A shares produced a total return of 2.72%, Class C shares returned 2.27% and Class I shares returned 2.82%.1 In comparison, the fund’s benchmark, the Barclays Capital Global Aggregate ex-U.S. (Unhedged) Bond Index (the “Index”) produced a total return of 2.87% for the same period.2 International bonds encountered heightened volatility during the reporting period when inflationary pressures intensified and interest rates climbed in certain markets.The fund produced returns that were roughly in line with its benchmark, as overweighted exposure to higher yielding corporate bonds offset weakness in sovereign bonds.

The Fund’s Investment Approach

The fund seeks to maximize total return through capital appreciation and income.To pursue its goal, the fund normally invests at least 80% of its assets in fixed-income securities, and at least 65% of its assets in non-U.S. dollar-denominated fixed-income securities of foreign governments and companies located in various countries, including emerging markets.

Generally, the fund seeks to maintain investment-grade average credit quality. We focus on identifying undervalued government bond markets, currencies, sectors and securities.We look for fixed-income securities with the most potential for added value, such as those involving the potential for credit upgrades, unique structural characteristics or innovative features.We use fundamental economic research and quantitative analysis to allocate assets among countries and currencies. We then focus on sectors and individual securities that appear to be relatively undervalued.

Bond Markets Struggled as Inflationary Pressures Mounted

The reporting period began soon after a dramatic upturn in global economic sentiment, which initially was fueled by a new round of quantitative easing of U.S. monetary policy by the Federal Reserve Board.A more optimistic outlook was reinforced by better-than-expected eco-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

nomic data in Europe, strong corporate earnings growth across a number of regions, and rising commodity prices amid robust industrial demand.

Inflation worries emanating mainly from the emerging markets prompted a number of central banks, including those in China, India and Europe, to raise short-term interest rates. In addition, concerns intensified regarding the European sovereign debt crisis and political controversy regarding an increase in the debt ceiling established by the U.S. Congress. Later in the reporting period, political uprisings in the Middle East and devastating natural and nuclear disasters in Japan added to global investors’ concerns.

These developments drove prices of most corporate bonds broadly higher. Commercial mortgage-backed securities also generally fared well. In contrast, lower yielding sovereign debt generally lost value as investors sought investments that historically have been less vulnerable to rising interest rates.

Corporate Emphasis Supported Fund Performance

The fund benefited during the reporting period from overweighted exposure to corporate-backed bonds, including those with investment-grade and high yield credit ratings. Bonds issued by financial institutions, such as banks and insurance companies, gained value as their recovery from the 2008-2009 financial crisis continued.An overweighted position in commercial mortgage-backed securities also fared well when business conditions improved in most markets.

We adjusted the fund’s duration management strategy as the prospects for higher interest rates increased, moving from a slightly longer-than-average position to one that was slightly shorter than global averages. This shift helped cushion the effects of rising interest rates on the fund’s overall performance. More specifically, we maintained shorter-than-average durations in Mexico and the United States, but we retained longer durations in the peripheral nations of Europe that have been at the epicenter of the sovereign debt crisis, where we expect local economies to struggle and rates may fall.

We successfully implemented a number of tactical shifts in the fund’s currency positions, particularly with respect to the U.S. dollar. We generally maintained long positions in currencies of oil-producing nations, such as Russia, Norway, Malaysia and Singapore.

The fund successfully employed derivative instruments, including currency forwards and credit default swap indices, in establishing its risk management, duration and currency strategies.

Finding Opportunities in a More Mature Global Economy

As the reporting period progressed, we gradually reduced the fund’s overweighted positions in corporate-backed and emerging-market securities, taking profits as they reached fuller valuations.We generally have redeployed those assets to high-quality bonds, including floating-rate residential mortgage-backed securities in the Netherlands and the United Kingdom. We also found attractive opportunities among AAA-rated European covered bonds, which are secured by collateral and have seniority in their issuers’ capital structures. From a country perspective, the fund ended the reporting period with modestly overweighted positions in Spain and Italy and underweighted exposure to France, and we generally have avoided Ireland, Portugal and Greece. In the emerging markets, we have favored Mexico and Brazil. In our view, these strategies position the fund well as the global economic cycle moves to a more mature phase.

May 16, 2011

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

1	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: FACTSET — Reflects reinvestment of dividends and, where applicable, capital gain
distributions.The Barclays Capital Global Aggregate ex-U.S. (Unhedged) Bond Index provides a broad-based measure of the global investment-grade fixed income markets. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Bond Fund from November 1, 2010 to April 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 5.08	$ 8.83	$ 3.72
Ending value (after expenses)	$1,027.20	$1,022.70	$1,028.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 5.06	$ 8.80	$ 3.71
Ending value (after expenses)	$1,019.79	$1,016.07	$1,021.12

† Expenses are equal to the fund’s annualized expense ratio of 1.01% for Class A, 1.76% for Class C and .74%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2011 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—93.4%		Rate (%)	Date	Amount ($)[a]		Value ($)
Australia—1.8%
Australian Government,
Sr. Unscd. Bonds,
Ser. 124	AUD	5.75	5/15/21	5,190,000		5,828,031
Queensland Treasury,
Gov’t. Gtd. Bonds,
Ser. 13G	AUD	6.00	8/14/13	9,770,000		10,878,012
						16,706,043
Belgium—.1%
Anheuser-Busch
InBev Worldwide,
Gtd. Notes		8.20	1/15/39	260,000		362,286
Anheuser-Busch InBev,
Gtd. Notes	GBP	9.75	7/30/24	125,000		299,534
						661,820
Brazil—1.1%
Brazil Notas do
Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/12	13,350,000		8,625,838
Vale Overseas,
Gtd. Notes		4.63	9/15/20	2,015,000		2,003,557
						10,629,395
Canada—5.0%
Bombardier,
Sr. Notes		7.75	3/15/20	2,465,000	[b]	2,757,719
Canadian Government,
Notes	CAD	1.00	9/1/11	7,900,000		8,348,792
Canadian Government,
Bonds	CAD	4.00	6/1/16	12,835,000		14,487,549
Canadian Government,
Bonds, Ser. VW17	CAD	8.00	6/1/27	6,975,000		11,336,854
Ford Auto
Securitization Trust,
Ser. 2011-R1A, Cl. A2	CAD	2.43	11/15/14	2,350,000	[b]	2,477,789
Rogers Communications,
Gtd. Notes	CAD	6.56	3/22/41	3,190,000		3,432,988
Teck Resources,
Sr. Scd. Notes		10.75	5/15/19	2,610,000		3,342,434
						46,184,125

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Cayman Islands—.3%
UPCB Finance II,
Sr. Scd. Notes	EUR	6.38	7/1/20	2,200,000	[b,c]	3,150,417
Chile—.4%
Republic of Chile,
Sr. Unscd. Notes	CLP	5.50	8/5/20	1,718,000,000		3,699,493
Colombia—1.9%
Colombian Government,
Bonds, Ser. B	COP	11.00	5/18/11	14,415,080,626	[b,d]	8,178,869
Colombian Government,
Bonds, Ser. B	COP	11.00	5/18/11	15,939,165,701	[b,d]	9,043,609
						17,222,478
Croatia—.3%
Croatia,
Sr. Unscd Notes		6.38	3/24/21	2,590,000	[b,c]	2,639,223
Denmark—.5%
NYKREDIT,
Sub. Notes	EUR	9.00	11/29/49	2,900,000	[e]	4,617,492
Foreign Governmental—.1%
European Investment Bank,
Sr. Unscd. Bonds	JPY	1.40	6/20/17	38,600,000		493,801
France—2.7%
BNP Paribas Home Loan,
Covered Bonds	EUR	2.25	10/1/12	4,450,000		6,594,733
Crown Euro Holdings,
Sr. Notes	EUR	7.13	8/15/18	950,000	[b]	1,463,379
Dexia Municipal Agency,
Covered Notes	EUR	4.88	7/3/17	5,650,000		8,705,318
Pernod-Ricard,
Sr. Unscd. Bonds		5.75	4/7/21	2,210,000	[b]	2,274,371
Pernod-Ricard,
Sr. Unscd. Bonds	EUR	5.00	3/15/17	3,000,000		4,445,856
RCI Banque,
Sr. Unscd. Notes		2.16	4/11/14	2,080,000	[b,e]	2,074,174
						25,557,831
Germany—5.0%
BMW Finance,
Gtd. Notes	EUR	3.88	1/18/17	1,300,000		1,953,951
BMW US Capital,
Gtd. Notes	EUR	5.00	5/28/15	355,000		561,041

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Germany (continued)
Bundesrepublik Deutschland,
Bonds	EUR	3.25	7/4/42	8,350,000		11,367,514
Bundesrepublik Deutschland,
Bonds, Ser. 06	EUR	4.00	7/4/16	11,300,000		17,821,714
Bundesrepublik Deutschland,
Bonds, Ser. 08	EUR	4.75	7/4/40	880,000		1,538,993
Daimler,
Sr. Unscd. Notes	EUR	4.63	9/2/14	2,100,000		3,252,292
E.ON International Finance,
Gtd. Notes	EUR	4.88	1/28/14	580,000		903,956
E.ON International Finance,
Gtd. Notes	EUR	5.50	10/2/17	620,000		1,010,642
Eurohypo,
Bonds, Ser. 2212	EUR	4.50	1/21/13	440,000	[b]	675,052
Heidelbergcement Finance,
Gtd. Bonds	EUR	7.50	4/3/20	1,350,000		2,127,027
Heidelbergcement Finance,
Gtd. Notes	EUR	8.50	10/31/19	1,305,000		2,184,181
Kabel,
Sr. Scd. Notes	EUR	7.50	3/15/19	1,505,000	[b]	2,298,795
KFW,
Gov’t Gtd. Notes	JPY	2.05	2/16/26	3,000,000		38,783
RWE Finance,
Gtd. Notes	EUR	6.63	1/31/19	550,000		958,304
						46,692,245
Hong Kong—.4%
Asian Development Bank,
Sr. Unscd. Notes,
Ser. HK	CNY	2.85	10/21/20	25,000,000	[c]	4,048,864
Hungary—.5%
Republic of Hungary,
Sr. Unscd. Notes		7.63	3/29/41	4,490,000		4,765,812
Italy—10.0%
Enel Finance International,
Gtd. Notes		5.13	10/7/19	1,950,000	[b,c]	2,021,869
Intesa Sanpaolo,
Covered Bonds	EUR	3.00	11/4/15	2,400,000		3,418,316
Intesa Sanpaolo,
Covered Notes	EUR	4.38	8/16/16	4,950,000		7,428,702

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Italy (continued)
Italian Treasury,
Bonds	EUR	3.75	8/1/15	22,925,000		34,059,083
Italian Treasury,
Bonds	EUR	4.00	9/1/20	25,470,000		36,024,120
Italian Treasury,
Bonds	EUR	5.00	9/1/40	5,300,000		7,299,414
Telecom Italia Capital,
Gtd. Notes		7.18	6/18/19	2,100,000		2,371,465
						92,622,969
Jamaica—.1%
Digicel,
Sr. Unscd. Notes		8.25	9/1/17	1,100,000	[b]	1,171,500
Japan—12.7%
Development Bank of Japan,
Gov’t Gtd. Notes	JPY	1.05	6/20/23	34,000,000		398,671
Development Bank of Japan,
Gov’t Gtd. Bonds	JPY	1.70	9/20/22	24,000,000		304,781
Japan Finance Organization
for Municipalities,
Gov’t Gtd. Notes	JPY	1.35	11/26/13	11,000,000		139,080
Japan Government,
Sr. Unscd. Bonds,
Ser. 288	JPY	1.70	9/20/17	2,659,300,000		34,896,842
Japan Government,
Sr. Unscd. Bonds,
Ser. 11	JPY	1.70	6/20/33	4,244,850,000		49,045,797
Japan Government,
Sr. Unscd. Bonds,
Ser. 303	JPY	1.40	9/20/19	2,395,350,000		30,371,556
Japan Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	210,000,000	[f]	2,590,510
						117,747,237
Luxembourg—.5%
ArcelorMittal,
Sr. Unscd. Notes		5.50	3/1/21	2,065,000	[c]	2,097,412
Cirsa Funding,
Gtd. Notes	EUR	8.75	5/15/18	1,740,000	[b]	2,696,401
						4,793,813

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Malaysia—.6%
Malaysian Government,
Sr. Unscd. Bonds,
Ser. 0409	MYR	3.74	2/27/15	15,250,000		5,213,276
Mexico—.9%
Mexican Bonos,
Bonds, Ser. MI10	MXN	9.00	12/20/12	89,300,000		8,221,989
Netherlands—2.8%
Elsevier Finance,
Gtd. Notes	EUR	6.50	4/2/13	900,000		1,421,704
Netherlands Government,
Bonds	EUR	4.00	7/15/18	2,095,000		3,263,089
Netherlands Government,
Bonds	EUR	4.00	1/15/37	13,110,000		19,962,074
Storm,
Ser. 2005, Cl. A	EUR	1.24	5/26/47	1,015,307	[e]	1,491,445
						26,138,312
Norway—1.9%
DNB NOR Bank,
Jr. Sub. Notes	EUR	7.07	11/29/49	1,450,000	[e]	2,233,578
DnB NOR Boligkreditt,
Covered Bonds		2.90	3/29/16	7,870,000	[b]	7,920,077
DnB NOR Boligkreditt,
Covered Bonds	EUR	3.38	1/20/17	4,920,000		7,250,396
						17,404,051
Philippines—.8%
Republic of Philippines,
Sr. Unscd. Notes	PHP	4.95	1/15/21	22,000,000		503,673
Republic of Philippines,
Sr. Unscd. Bonds	PHP	6.25	1/14/36	291,000,000		6,576,512
						7,080,185
Poland—1.3%
Poland Government,
Bonds, Ser. 0413	PLN	5.25	4/25/13	32,255,000		12,197,401
South Africa—.2%
Edcon Proprietary,
Scd. Notes	EUR	4.42	6/15/14	1,500,000	[b,e]	2,032,882

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
South Korea—.0%
Export-Import Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	100,000		155,639
Spain—7.5%
Banco Bilbao
Vizcaya Argentaria,
Covered Bonds	EUR	3.50	7/26/13	2,900,000		4,281,545
Banco Bilbao
Vizcaya Argentaria,
Covered Bonds	EUR	4.13	1/13/14	3,050,000		4,533,547
Banco Santander,
Covered Bonds	EUR	4.63	1/20/16	5,900,000		8,786,539
BBVA Senior Finance,
Bank Gtd. Notes	EUR	3.88	8/6/15	2,450,000		3,521,965
Fade,
Gov’t Gtd. Bonds	EUR	5.90	3/17/21	6,000,000		8,825,683
Repsol International Finance,
Gtd. Notes	EUR	6.50	3/27/14	1,300,000		2,094,268
Spanish Government,
Bonds	EUR	5.50	4/30/21	14,985,000		22,565,037
Spanish Government,
Sr. Unsub. Bonds	EUR	4.00	4/30/20	5,990,000		8,203,013
Telefonica Emisiones,
Gtd. Notes		5.46	2/16/21	3,900,000		4,055,513
Telefonica Emisiones,
Gtd. Notes	EUR	5.43	2/3/14	1,750,000		2,729,559
						69,596,669
Sweden—2.4%
Nordea Bank,
Sr. Unscd. Notes		2.13	1/14/14	4,130,000	[b]	4,167,277
Stadshypotek,
Covered Bonds	EUR	3.00	10/1/14	3,675,000		5,459,276
Svenska Handelsbanken,
Jr. Sub. Notes	GBP	5.38	9/29/49	1,350,000	[e]	2,312,528
Swedish Government,
Bonds, Ser. 1052	SEK	4.25	3/12/19	23,770,000		4,220,674
Swedish Government,
Bonds, Ser. 1050	SEK	3.00	7/12/16	34,850,000		5,753,530
						21,913,285

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Switzerland—.4%
Holcim Capital,
Gtd. Notes		6.88	9/29/39	290,000	[b,c]	298,482
Holcim US Finance,
Gtd. Notes		6.00	12/30/19	1,570,000	[b]	1,676,594
Weatherford Bermuda Holdings,
Gtd. Notes		6.75	9/15/40	1,925,000	[c]	2,065,773
						4,040,849
United Kingdom—14.3%
Arkle Master Issuer,
Ser. 2010-2A, Cl. 2A	EUR	2.59	5/17/60	2,600,000	[b,e]	3,887,596
Arron Residential
Mortgage Funding,
Ser. 2011-1A, Cl. A1B	EUR	2.62	11/19/47	4,425,000	[b,e]	6,556,065
Barclays Bank,
Covered Notes	EUR	4.00	10/7/19	5,950,000		8,719,969
Barclays Bank,
Jr. Sub. Notes	EUR	4.75	3/29/49	1,510,000	[e]	1,643,812
Barclays Bank,
Jr. Sub. Notes	EUR	4.88	12/29/49	670,000	[e]	863,364
FCE Bank,
Sr. Unscd. Notes	EUR	7.13	1/16/12	3,400,000		5,207,139
Gracechurch
Mortgage Financing,
Ser. 2007-1A, Cl. 3A1		0.39	11/20/56	3,787,759	[b,e]	3,749,772
Holmes Master Issuer,
Ser. 2007-2A, Cl. 3A1		0.36	7/15/21	2,406,667	[e]	2,399,158
Holmes Master Issuer,
Ser. 2010-1A, Cl. A2		1.68	10/15/54	3,825,000	[b,e]	3,841,803
HSBC Capital Funding,
Gtd. Bonds	EUR	5.37	10/29/49	3,200,000	[e]	4,680,441
Lloyds TSB Bank,
Notes	EUR	3.38	3/17/15	4,500,000		6,566,274
Lloyds TSB Bank,
Covered Bonds	EUR	4.00	9/29/20	1,500,000		2,084,217
Lloyds TSB Bank,
Sr. Unscd. Notes	EUR	5.38	9/3/19	3,350,000		5,023,591
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	260,000		298,460

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United Kingdom (continued)
National Grid,
Sr. Unscd. Notes	EUR	5.00	7/2/18	1,315,000		2,051,556
Nationwide Building Society,
Covered Notes	EUR	2.88	9/14/15	2,105,000		3,006,204
Royal Bank of Scotland,
Gtd. Notes		5.63	8/24/20	2,165,000		2,225,263
Royal Bank of Scotland,
Covered Notes	EUR	3.00	9/8/15	1,745,000		2,498,083
Royal Bank of Scotland,
Covered Notes	EUR	3.88	10/19/20	6,350,000		8,742,261
Royal Bank of Scotland,
Sr. Unscd. Notes	EUR	5.75	5/21/14	1,385,000		2,152,768
United Kingdom Gilt,
Bonds	GBP	4.25	3/7/36	5,800,000		9,772,663
United Kingdom Gilt,
Bonds	GBP	2.25	3/7/14	8,275,000		14,085,178
United Kingdom Gilt,
Bonds	GBP	4.25	9/7/39	19,620,000		33,242,050
						133,297,687
United States—16.9%
AES,
Sr. Unscd. Notes		7.75	10/15/15	1,190,000		1,306,025
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. A3		1.45	5/15/14	1,925,000		1,941,520
Ally Financial,
Gtd. Notes		4.50	2/11/14	2,855,000		2,890,688
American
International Group,
Sr. Unscd. Notes	EUR	5.00	6/26/17	2,300,000		3,338,129
Anadarko Petroleum,
Unscd. Notes		6.20	3/15/40	1,115,000		1,115,641
Anadarko Petroleum,
Sr. Unscd. Notes		6.38	9/15/17	1,390,000		1,572,030
Aramark,
Gtd. Notes		8.50	2/1/15	3,000,000		3,146,250
Autozone,
Sr. Unscd. Notes		4.00	11/15/20	2,500,000	[c]	2,358,495
Bank of America,
Sr. Unscd. Notes		4.90	5/1/13	575,000	[c]	610,440

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Bank of America,
Sr. Unscd. Notes	EUR	7.00	6/15/16	1,650,000		2,706,748
Bear Stearns Commercial
Mortgage Securities,
Ser. 2007-T26, Cl. A4		5.47	1/12/45	375,000	[e]	414,334
Bear Stearns Commercial
Mortgage Securities,
Ser. 2006-T22, Cl. A4		5.70	4/12/38	1,535,000	[e]	1,700,897
Bear Stearns Commercial
Mortgage Securities,
Ser. 2007-T28, Cl. A4		5.74	9/11/42	4,785,000	[e]	5,351,805
Building Materials,
Sr. Notes		6.75	5/1/21	2,835,000	[b,c]	2,881,069
Chesapeake Energy,
Gtd. Notes		6.13	2/15/21	1,340,000		1,385,225
Chesapeake Energy,
Gtd. Bonds	EUR	6.25	1/15/17	2,138,000		3,340,872
Chrysler Financial
Auto Securitization,
Ser. 2010-A, Cl. D		3.52	8/8/16	2,900,000		2,902,074
Citigroup Commercial
Mortgage Trust,
Ser. 2007-C6, Cl. A4		5.89	12/10/49	1,375,000	[c,e]	1,526,019
CNA Financial,
Sr. Unscd. Notes		5.75	8/15/21	2,005,000	[c]	2,106,345
CVS Pass-Through Trust,
Pass Thru Certificates		6.04	12/10/28	2,286,451		2,395,021
El Paso,
Sr. Unscd. Notes		7.00	6/15/17	2,530,000		2,820,667
Energy Transfer Partners,
Sr. Unscd. Notes		8.50	4/15/14	225,000		264,191
Enterprise Products Operations,
Gtd. Notes		6.13	10/15/39	1,920,000	[c]	1,964,404
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes		8.38	4/1/17	1,766,000		1,949,302
Frontier Communications,
Sr. Unscd. Notes		8.25	4/15/17	1,810,000		1,970,638
Gap,
Sr. Unscd. Notes		5.95	4/12/21	4,565,000		4,624,569

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
General Electric Capital,
Sr. Unscd. Notes		4.63	1/7/21	4,130,000		4,159,319
General Electric Capital,
Sub. Notes		5.30	2/11/21	2,010,000		2,089,618
Georgia-Pacific,
Gtd. Notes		7.13	1/15/17	528,000	[b]	563,640
Goldman Sachs Group,
Sr. Notes		6.00	6/15/20	2,045,000		2,216,966
Goodyear Tire & Rubber,
Sr. Unscd. Notes		10.50	5/15/16	3,085,000	[c]	3,509,188
Hartford Financial Services Group,
Sr. Unscd. Notes		5.50	3/30/20	2,100,000		2,188,072
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C3, Cl. A3FL		1.17	2/16/46	4,000,000	[b,e]	4,012,840
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB14, Cl. ASB		5.51	12/12/44	1,650,620	[e]	1,746,696
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. A2		5.63	12/5/27	4,135,000	[b]	4,548,305
JPMorgan Chase Bank,
Sub. Notes	EUR	4.38	11/30/21	2,900,000	[e]	4,174,260
Kinder Morgan
Energy Partners,
Sr. Unscd. Notes		6.85	2/15/20	320,000		373,389
Lamar Media,
Gtd. Notes		6.63	8/15/15	2,247,000		2,308,792
Lamar Media,
Gtd. Notes		7.88	4/15/18	890,000	[c]	961,200
Lear,
Gtd. Notes		8.13	3/15/20	2,330,000	[c]	2,597,950
Levi Strauss,
Sr. Unscd. Notes	EUR	7.75	5/15/18	2,440,000		3,614,012
Macy’s Retail Holdings,
Gtd. Notes		6.38	3/15/37	2,185,000		2,195,925
Merrill Lynch & Co.,
Sr. Unscd. Notes	EUR	4.88	5/30/14	1,950,000		2,985,789
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2		4.96	7/12/38	96,840		97,888

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Morgan Stanley,
Sr. Unscd. Notes		5.50	7/24/20	1,805,000		1,847,253
Morgan Stanley,
Sr. Unscd. Notes	EUR	5.50	10/2/17	1,500,000		2,304,472
NBC Universal,
Sr. Unscd. Notes		5.15	4/30/20	1,325,000	[b]	1,386,595
News America,
Gtd. Notes		6.15	3/1/37	900,000		922,712
News America,
Gtd. Notes		6.90	3/1/19	200,000	[c]	235,922
Penn National Gaming,
Sr. Sub. Notes		8.75	8/15/19	3,035,000	[c]	3,346,088
Plains All American Pipeline,
Gtd. Notes		5.00	2/1/21	2,075,000		2,133,631
PNC Funding,
Bank Gtd. Notes		3.63	2/8/15	1,380,000	[c]	1,446,654
Prudential Financial,
Sr. Unscd Notes		4.50	11/15/20	4,000,000	[c]	3,985,236
Range Resources,
Gtd. Notes		6.75	8/1/20	1,150,000		1,236,250
Range Resources,
Gtd. Notes		7.50	10/1/17	960,000	[c]	1,027,200
Reed Elsevier Capital,
Gtd. Notes		8.63	1/15/19	805,000		1,028,943
Regency Centers,
Gtd. Notes		4.80	4/15/21	2,250,000		2,254,550
Santander Drive Auto
Receivables Trust,
Ser. 2010-1, Cl. A3		1.84	11/17/14	3,050,000		3,086,790
Sempra Energy,
Sr. Unscd. Notes		1.07	3/15/14	4,065,000	[c,e]	4,084,719
Simon Property Group,
Sr. Unscd. Notes		4.38	3/1/21	3,675,000	[c]	3,668,988
Smart Trust,
Ser. 2011-1USA, Cl. A3B		1.07	10/14/14	5,800,000	[b,e]	5,802,885
Vornado,
Ser. 2010-VN0, Cl. A2FX		4.00	9/13/28	5,600,000	[b]	5,466,569
Vornado,
Ser. 2010-VN0, Cl. B		4.74	9/13/28	865,000	[b]	860,855

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]	Value ($)
United States (continued)
Vornado,
Ser. 2010-VN0, Cl. C		5.28	9/13/28	1,455,000 [b]	1,469,329
Wachovia Bank
Commercial Mortgage Trust,
Ser. 2005-C16, Cl. A2		4.38	10/15/41	42,980	43,290
Wachovia Bank
Commercial Mortgage Trust,
Ser. 2005-C21, Cl. A4		5.38	10/15/44	1,000,000 [e]	1,094,002
Wells Fargo & Co.,
Sr. Unscd. Notes, Ser. I		3.75	10/1/14	1,755,000	1,859,521
WM Covered Bond Program,
Covered Notes	EUR	4.00	9/27/16	510,000	756,034
Wrigley WM JR,
Sr. Scd. Notes		3.70	6/30/14	2,595,000 [b]	2,678,489
					156,954,224
Total Bonds And Notes
(cost $805,322,557)					867,651,007
				Face Amount
				Covered by
Options Purchased—.1%				Contracts ($)	Value ($)
Call Options:
Euro,
October 2011 @ $1.4				45,200,000 [g]	831,951
Japanese Yen,
August 2011 @ $90				7,100,000 [g]	14,988
Japanese Yen,
August 2011 @ $90				14,000,000 [g]	23,128
Total Options
(cost $1,537,144)					870,067
				Principal
Short-Term Investments—1.3%				Amount ($)	Value ($)
U.S. Treasury Bills;
0.12%, 6/9/11
(cost $12,022,459)				12,024,000 [h]	12,023,808

Other Investment—3.3%				Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $30,386,000)				30,386,000 [i]	30,386,000

Investment of Cash Collateral
for Securities Loaned—3.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $36,390,839)	36,390,839 [i]	36,390,839
Total Investments (cost $885,658,999)	102.0%	947,321,721
Liabilities, Less Cash and Receivables	(2.0%)	(19,003,221)
Net Assets	100.0%	928,318,500

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
COP—Colombian Peso
CNY—China Renminbi
EUR—Euro
GBP—British Pound
JPY—JapaneseYen
MXN—Mexican New Peso
MYR—Malaysian Ringgit
PHP—Philippines Peso
PLN— Polish Zloty
SEK—Swedish Krona
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2011, these securities were valued at $106,724,291 or 11.5% of net assets.
c Security, or portion thereof, on loan.At April 30, 2011, the value of the fund’s securities on loan was $35,279,508 and the value of the collateral held by the fund was $36,390,839.
d Credit Linked Notes.
e Variable rate security—interest rate subject to periodic change.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
g Non-income producing security.
h Held by a broker as collateral for open financial futures positions.
i Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Non-US Government	51.8	Cash & Equivalents	7.2
Securitized	17.6	US Government	1.3
Corporate-Investment Grade	15.7	Options Purchased	.1
Corporate-High Yield	8.3		102.0

† Based on net assets.
See notes to financial statements.

The Fund 19

STATEMENT OF FINANCIAL FUTURES

4/30/2011 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
Contracts		Contracts ($)	Expiration	at 4/30/2011 ($)
Financial Futures Short
Long Gilt	72	(14,330,728)	June 2011	(160,156)
U.S. Treasury 2 Year Notes	577	(126,435,125)	June 2011	(10,951)
U.S. Treasury 5 Year Notes	970	(114,914,687)	June 2011	(2,028,471)
U.S. Treasury 10 Year Notes	184	(22,289,875)	June 2011	(433,719)
U.S. Treasury 30 Year Bonds	115	(14,073,125)	June 2011	(296,071)
Financial Futures Long
Canadian 10 Year Bond	43	5,526,396	June 2011	140,324
Euro-Bobl	292	49,840,894	June 2011	280,964
Euro-Bund	40	7,282,530	June 2011	172,841
Japanese 10 Year Bonds	21	36,257,782	June 2011	354,500
Gross Unrealized Appreciation				948,629
Gross Unrealized Depreciation				(2,929,368)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $35,279,508)—Note 1(c)
Unaffiliated issuers	818,882,160	880,544,882
Affiliated issuers	66,776,839	66,776,839
Cash		1,739,087
Cash denominated in foreign currencies	562,929	570,071
Dividends and interest receivable		12,359,015
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		6,719,919
Receivable for shares of Beneficial Interest subscribed		5,583,983
Receivable for investment securities sold		847,238
Unrealized appreciation on swap contracts—Note 4		415,797
Receivable from broker for swap transactions—Note 4		561
Prepaid expenses		34,037
		975,591,429
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(d)		752,986
Liability for securities on loan—Note 1(c)		36,390,839
Unrealized depreciation on swap contracts—Note 4		3,469,930
Payable for investment securities purchased		2,805,896
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		1,891,387
Payable for shares of Beneficial Interest redeemed		1,082,263
Swaps premium received—Note 4		617,734
Payable for futures variation margin—Note 4		95,746
Accrued expenses		166,148
		47,272,929
Net Assets ($)		928,318,500
Composition of Net Assets ($):
Paid-in capital		863,833,624
Accumulated undistributed investment income—net		2,083,067
Accumulated net realized gain (loss) on investments		339,972
Accumulated net unrealized appreciation (depreciation) on investments, swap transactions, options transactions and foreign currency transactions [including
($1,980,739) net unrealized (depreciation) on financial futures]		62,061,837
Net Assets ($)		928,318,500

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	443,613,619	111,226,884	373,477,997
Shares Outstanding	25,795,699	6,587,044	21,605,199
Net Asset Value Per Share ($)	17.20	16.89	17.29

See notes to financial statements.

The Fund 21

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2011 (Unaudited)

Investment Income ($):
Income:
Interest	15,356,013
Dividends;
Affiliated issuers	19,117
Income from securities lending—Note 1(c)	11,992
Total Income	15,387,122
Expenses:
Management fee—Note 3(a)	2,429,537
Shareholder servicing costs—Note 3(d)	964,242
Distribution fees—Note 3(c)	380,596
Custodian fees—Note 3(d)	93,163
Prospectus and shareholders’ reports	37,769
Professional fees	34,470
Registration fees	34,332
Trustees’ fees and expenses—Note 3(b)	10,502
Loan commitment fees—Note 2	2,703
Miscellaneous	39,284
Total Expenses	4,026,598
Less—reduction in fees due to earnings credits—Note 3(d)	(796)
Net Expenses	4,025,802
Investment Income—Net	11,361,320
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	6,513,585
Net realized gain (loss) on options transactions	(1,101,538)
Net realized gain (loss) on financial futures	(439,341)
Net realized gain (loss) on swap transactions	(1,200,105)
Net realized gain (loss) on forward foreign currency exchange contracts	(3,830,072)
Net Realized Gain (Loss)	(57,471)
Net unrealized appreciation (depreciation)
on investments and foreign currency transactions	7,581,676
Net unrealized appreciation (depreciation) on options transactions	(1,293,999)
Net unrealized appreciation (depreciation) on financial futures	(1,940,548)
Net unrealized appreciation (depreciation) on swap transactions	4,903,383
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	4,198,714
Net Unrealized Appreciation (Depreciation)	13,449,226
Net Realized and Unrealized Gain (Loss) on Investments	13,391,755
Net Increase in Net Assets Resulting from Operations	24,753,075

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
Operations ($):
Investment income—net	11,361,320	18,644,410
Net realized gain (loss) on investments	(57,471)	20,483,221
Net unrealized appreciation
(depreciation) on investments	13,449,226	40,686,920
Net Increase (Decrease) in Net Assets
Resulting from Operations	24,753,075	79,814,551
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(5,650,995)	(5,286,575)
Class C Shares	(1,258,508)	(1,187,558)
Class I Shares	(5,262,242)	(4,199,092)
Net realized gain on investments:
Class A Shares	(12,712,629)	(2,902,893)
Class C Shares	(3,488,325)	(812,274)
Class I Shares	(11,040,236)	(2,131,729)
Total Dividends	(39,412,935)	(16,520,121)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	150,340,439	322,578,042
Class C Shares	24,391,411	70,979,651
Class I Shares	100,463,764	256,451,399
Dividends reinvested:
Class A Shares	17,249,888	7,551,988
Class C Shares	3,235,011	1,314,172
Class I Shares	12,091,977	4,192,549
Cost of shares redeemed:
Class A Shares	(92,071,307)	(171,617,175)
Class C Shares	(17,959,291)	(24,060,750)
Class I Shares	(61,734,594)	(84,601,612)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	136,007,298	382,788,264
Total Increase (Decrease) in Net Assets	121,347,438	446,082,694
Net Assets ($):
Beginning of Period	806,971,062	360,888,368
End of Period	928,318,500	806,971,062
Undistributed investment income—net	2,083,067	2,893,492

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
Capital Share Transactions:
Class A
Shares sold	9,051,696	19,935,676
Shares issued for dividends reinvested	1,066,045	472,790
Shares redeemed	(5,573,842)	(10,631,279)
Net Increase (Decrease) in Shares Outstanding	4,543,899	9,777,187
Class C
Shares sold	1,490,305	4,438,452
Shares issued for dividends reinvested	203,507	83,319
Shares redeemed	(1,105,497)	(1,509,697)
Net Increase (Decrease) in Shares Outstanding	588,315	3,012,074
Class I
Shares sold	6,013,712	15,788,921
Shares issued for dividends reinvested	744,716	261,640
Shares redeemed	(3,725,698)	(5,235,986)
Net Increase (Decrease) in Shares Outstanding	3,032,730	10,814,575

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2011			Year Ended October 31,
Class A Shares	(Unaudited)	2010	2009	2008	2007	2006[a]
Per Share Data ($):
Net asset value,
beginning of period	17.62	16.25	13.20	13.77	13.05	12.50
Investment Operations:
Investment income—net[b]	.23	.50	.46	.45	.35	.24
Net realized and unrealized
gain (loss) on investments	.18	1.42	3.30	(.28)	.92	.45
Total from Investment Operations	.41	1.92	3.76	.17	1.27	.69
Distributions:
Dividends from
investment income—net	(.26)	(.35)	(.71)	(.39)	(.52)	(.14)
Dividends from net realized
gain on investments	(.57)	(.20)	—	(.35)	(.03)	—
Total Distributions	(.83)	(.55)	(.71)	(.74)	(.55)	(.14)
Net asset value, end of period	17.20	17.62	16.25	13.20	13.77	13.05
Total Return (%)[c]	2.72[d]	12.11	29.42	1.21	10.06	5.58[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.01[e]	1.09	1.25	1.47	3.33	4.98[e,f]
Ratio of net expenses
to average net assets	1.01[e]	1.09	1.08	1.10	1.09	1.01[e]
Ratio of net investment income
to average net assets	2.79[e]	3.06	3.27	3.22	2.69	2.29[e]
Portfolio Turnover Rate	88.78[d]	153.71	159.32[g]	168.59[g]	127.97[g]	105.86[d]
Net Assets, end of period
($ x 1,000)	443,614	374,363	186,456	37,076	3,429	2,294

a From December 30, 2005 (commencement of operations) to October 31, 2006.
b Based on average shares outstanding at each month end.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f The fund’s expense ratio net of earnings credits for Class A was 4.91%.
g The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2009, 2008 and 2007, were 144.34%, 152.77% and 116.54%, respectively.

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2011			Year Ended October 31,
Class C Shares	(Unaudited)	2010	2009	2008	2007	2006[a]
Per Share Data ($):
Net asset value,
beginning of period	17.32	16.05	13.08	13.70	13.02	12.50
Investment Operations:
Investment income—net[b]	.17	.37	.36	.34	.25	.16
Net realized and unrealized
gain (loss) on investments	.18	1.39	3.26	(.28)	.92	.45
Total from Investment Operations	.35	1.76	3.62	.06	1.17	.61
Distributions:
Dividends from
investment income—net	(.21)	(.29)	(.65)	(.33)	(.46)	(.09)
Dividends from net realized
gain on investments	(.57)	(.20)	—	(.35)	(.03)	—
Total Distributions	(.78)	(.49)	(.65)	(.68)	(.49)	(.09)
Net asset value, end of period	16.89	17.32	16.05	13.08	13.70	13.02
Total Return (%)[c]	2.27[d]	11.26	28.50	.40	9.25	4.88[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.76[e]	1.84	1.96	2.28	4.09	5.72[e,f]
Ratio of net expenses
to average net assets	1.76[e]	1.84	1.82	1.85	1.84	1.76[e]
Ratio of net investment income
to average net assets	2.04[e]	2.31	2.58	2.45	1.93	1.53[e]
Portfolio Turnover Rate	88.78[d]	153.71	159.32[g]	168.59[g]	127.97[g]	105.86[d]
Net Assets, end of period
($ x 1,000)	111,227	103,906	47,923	7,500	2,734	2,211

a From December 30, 2005 (commencement of operations) to october 31, 2006.
b Based on average shares outstanding at each month end.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f The fund’s expense ratio net of earnings credits for Class C was 5.64%.
g The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2009, 2008 and 2007, were 144.34%, 152.77% and 116.54%, respectively.

See notes to financial statements.

Six Months Ended
April 30, 2011			Year Ended October 31,
Class I Shares	(Unaudited)	2010	2009	2008	2007[a]	2006[b]
Per Share Data ($):
Net asset value,
beginning of period	17.70	16.31	13.23	13.79	13.06	12.50
Investment Operations:
Investment income—net[c]	.25	.54	.41	.48	.38	.27
Net realized and unrealized
gain (loss) on investments	.19	1.42	3.40	(.27)	.92	.45
Total from Investment Operations	.44	1.96	3.81	.21	1.30	.72
Distributions:
Dividends from
investment income—net	(.28)	(.37)	(.73)	(.42)	(.54)	(.16)
Dividends from net realized
gain on investments	(.57)	(.20)	—	(.35)	(.03)	—
Total Distributions	(.85)	(.57)	(.73)	(.77)	(.57)	(.16)
Net asset value, end of period	17.29	17.70	16.31	13.23	13.79	13.06
Total Return (%)	2.82[d]	12.44	29.79	1.47	10.30	5.80[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.74[e]	.82	.89	1.22	3.09	4.74[e,f]
Ratio of net expenses
to average net assets	.74[e]	.82	.83	.85	.84	.76[e]
Ratio of net investment income
to average net assets	3.06[e]	3.30	3.23	3.49	2.93	2.53[e]
Portfolio Turnover Rate	88.78[d]	153.71	159.32[g]	168.59[g]	127.97[g]	105.86[d]
Net Assets, end of period
($ x 1,000)	373,478	328,703	126,509	4,080	1,393	1,158

a Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b From December 30, 2005 (commencement of operations) to October 31, 2006.
c Based on average shares outstanding at each month end.
d Not annualized.
e Annualized.
f The fund’s expense ratio net of earnings credits for Class I was 4.67%.
g The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2009, 2008 and 2007, were 144.34%, 152.77% and 116.54%, respectively.

See notes to financial statements.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus International Bond Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund.The fund’s investment objective seeks to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or shareholder services fee. Class A shares are sold with a front-end sales charge, while Class C shares are subject to a contingent deferred sales charge (“CDSC”). Class I shares are sold primarily to bank trust departments and other financial service providers (includingThe Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus), acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or shareholder services fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates market value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments in swap transactions are valued each business day by a pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	13,733,269	—	13,733,269
Commercial
Mortgage-Backed	—	34,888,893	—	34,888,893
Corporate Bonds†	—	330,562,445	—	330,562,445
Foreign Government	—	476,984,222	—	476,984,222
Mutual Funds	66,776,839	—	—	66,776,839
Residential
Mortgage-Backed	—	11,482,178	—	11,482,178
U.S. Treasury	—	12,023,808	—	12,023,808
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	6,719,919	—	6,719,919

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($) (continued)
Futures††	948,629	—	—	948,629
Options Purchased	—	870,067	—	870,067
Swaps††	—	415,797	—	415,797
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(1,891,387)	—	(1,891,387)
Futures††	(2,929,368)	—	—	(2,929,368)
Swaps††	—	(3,469,930)	—	(3,469,930)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at April 30, 2011.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended April 30, 2011,The Bank of New York Mellon earned $6,457 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2011 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2010 ($)	Purchases ($)	Sales ($)	4/30/2011 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	7,119,000	360,264,000	336,997,000	30,386,000	3.3
Dreyfus
Institutional
Cash
Advantage
Fund	18,278,517	120,616,455	102,504,133	36,390,839	3.9
Total	25,397,517	480,880,455	439,501,133	66,776,839	7.2

(e) Concentration of Risk:The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment.They may also decline because of factors that affect a particular industry.

(f) Dividends to shareholders: Dividends are recorded on ex-dividend date. Dividends from investment income-net are declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On April 29, 2011, the Board of Trustees declared a cash dividend of $.073, $.043 and $.082 per share from undistributed investment income-net for Class A, Class C and Class I shares, respectively, payable on May 2, 2011 (ex-dividend date), to shareholders of record as of the close of business on April 29, 2011.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2010 was as follows: ordinary income $14,775,435 and long-term capital gains $1,744,686.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager and the Trust, theTrust has agreed to pay the Manager a management fee computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Manager had contractually agreed to waive receipt of its fees and/or assume certain expenses of the fund, until March 1, 2011, so that annual direct fund operating expenses (excluding taxes, brokerage fees, Rule 12b-1 distribution plan fees, shareholder services plan fees, interest expense, commitment fees on borrowings and extraordinary expenses) do not exceed an annual rate of .85% of the value of the fund’s average daily net assets. During the period ending April 30, 2011, there was no expense reimbursement pursuant to the undertaking.

(b) Each Board members who is not an “interested person” of theTrust (as defined in the Act) receives $60,000 per annum, plus $7,000 per joint Board meeting of the Trust, The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, Dreyfus Investment Funds and Dreyfus Fund, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that are conducted by telephone.The Board Group Open-End Funds also reimburse each Trustee who is not an “interested person” of the Trust (as defined in the Act) for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts).The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives

$1,350 per applicable committee meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus HighYield Strategies Fund, the $2,500 or $2,000 fee, as applicable, is allocated between the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund.The Trust’s portion of these fees and expenses are charged and allocated to each series based on net assets.Amounts required to be paid by theTrust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable by certain other series of the Trust to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

During the period ended April 30, 2011, the Distributor retained $25,207 from commissions earned on sales of the fund’s Class A shares and $27,395 from CDSCs on redemptions of the fund’s Class C shares.

(c) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2011, Class C shares were charged $380,596, pursuant to the Plan.

(d) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.These services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2011, Class A and Class C shares were charged $476,935 and $126,898, respectively, pursuant to the Shareholder Services Plan.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under its terms, the Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan or Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2011, the fund was charged $66,035 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2011, the fund was charged $17,250 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $796.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2011, the fund was charged $93,163 pursuant to the custody agreement.

During the period ended April 30, 2011, the fund was charged $3,146 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $435,402, Rule 12b-1 distribution plan fees $65,781, shareholder services plan fees $108,516, custodian fees $116,934, chief compliance officer fees $2,481 and transfer agency per account fees $23,872.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, financial futures, options transactions and swap transactions, during the period ended April 30, 2011, amounted to $777,025,077 and $696,874,449, respectively.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2011 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1,4]	1,364,426	Interest rate risk[1,5]	(5,785,598)
Foreign exchange risk[2,6]	7,589,986	Foreign exchange risk[7]	(1,891,387)
Credit risk	—	Credit risk[5]	(613,700)
Gross fair value of
derivatives contracts	8,954,412		(8,290,685)

Statement of Assets and Liabilities location:

1	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Options purchased are inluded in Investments in securities of Unaffiliated issuers.
3	Outstanding options written, at value.
4	Unrealized appreciation on swap contracts.
5	Unrealized depreciation on swap contracts.
6	Unrealized appreciation on forward foreign currency exchange contracts.
7	Unrealized depreciation on forward foreign currency exchange contracts.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2011 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
			Forward
Underlying risk	Futures[8]	Options[9]	Contracts[10]	Swaps[11]	Total
Interest rate	(439,341)	—	—	(2,858,865)	(3,298,206)
Foreign
exchange	—	(1,101,538)	(3,830,072)	—	(4,931,610)
Credit	—	—	—	1,658,760	1,658,760
Total	(439,341)	(1,101,538)	(3,830,072)	(1,200,105)	(6,571,056)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)
			Forward
Underlying risk	Futures[12]	Options[13]	Contracts[14]	Swaps[15]	Total
Interest rate	(1,940,548)	(1,620,170)	—	6,241,656	2,680,938
Foreign
exchange	—	326,171	4,198,714	—	4,524,885
Credit	—	—	—	(1,338,273)	(1,338,273)
Total	(1,940,548)	(1,293,999)	4,198,714	4,903,383	5,867,550

Statement of Operations location:

8	Net realized gain (loss) on financial futures.
9	Net realized gain (loss) on options transactions.
[10] Net realized gain (loss) on forward foreign currency exchange contracts.
[11] Net realized gain (loss) on swap transactions.
[12] Net unrealized appreciation (depreciation) on financial futures.
[13] Net unrealized appreciation (depreciation) on options transactions.
14 Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
15 Net unrealized appreciation (depreciation) on swap transactions.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the

Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at April 30, 2011 are set forth in the Statement of Financial Futures.

Options: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment.The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The following summarizes the fund’s call/put options written during the period ended April 30, 2011:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
October 31, 2010	21,500,000	322,500
Contracts terminated:
Contracts expired	21,500,000	322,500	—	322,500
Contracts outstanding
April 30, 2010	—	—

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2011:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
British Pound,
Expiring
5/26/2011	10,520,000	17,155,279	17,565,677	410,398
Canadian Dollar,
Expiring
5/26/2011	260,000	271,682	274,625	2,943
Euro,
Expiring
5/26/2011	31,130,000	45,122,779	46,072,701	949,922
Euro,
Expiring
5/26/2011	1,630,000	2,373,803	2,412,416	38,613
Euro,
Expiring
5/26/2011	420,000	611,655	621,604	9,949
Euro,
Expiring
5/26/2011	640,000	931,663	947,206	15,543
Japanese Yen,
Expiring
5/26/2011	9,318,330,000	113,017,950	114,891,474	1,873,524
Japanese Yen,
Expiring
5/26/2011	601,280,000	7,292,751	7,413,555	120,804
Japanese Yen,
Expiring
5/26/2011	3,476,940,000	42,191,778	42,869,352	677,574
Malaysian Ringgit,
Expiring
5/26/2011	96,020,000	31,869,627	32,349,690	480,063

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
New Zealand Dollar,
Expiring
5/26/2011	2,780,000	2,185,080	2,245,521	60,441
Norwegian Krone,
Expiring
5/26/2011	165,190,000	30,403,254	31,435,206	1,031,952
Russian Ruble,
Expiring
5/26/2011	945,270,000	33,561,868	34,412,955	851,087
Singapore Dollar,
Expiring
5/26/2011	14,060,000	11,307,977	11,486,283	178,306
Sales:		Proceeds ($)
Australian Dollar,
Expiring
5/26/2011	130,000	136,396	141,995	(5,599)
Brazilian Real,
Expiring
5/26/2011	17,300,000	10,998,093	10,979,293	18,800
Colombian Peso,
Expiring
5/20/2011 30,750,000,000		16,536,704	17,385,266	(848,562)
Mexican New Peso,
Expiring
5/26/2011	124,670,000	10,647,820	10,802,888	(155,068)
Polish Zloty,
Expiring
5/26/2011	13,525,000	4,871,592	5,080,725	(209,133)
Swedish Krona,
Expiring
5/26/2011	143,140,000	22,981,456	23,654,481	(673,025)
Gross Unrealized
Appreciation				6,719,919
Gross Unrealized
Depreciation				(1,891,387)

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the coun-terparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.The following summarizes open interest rate swaps entered into by the fund at April 30, 2011:

					Unrealized
Notional	Reference		(Pay)/Receive		Appreciation
Amount ($)	Entity/Currency	Counterparty	Fixed Rate (%)	Expiration	(Depreciation) ($)

37,645,000	USD—6 Month
	Libor	Citibank	(3.68)	5/5/2020	(2,078,327)
33,200,000	USD—6 Month
	Libor	Citibank	(2.20)	1/31/2016	(414,948)
7,400,000	USD—6 Month	Goldman,
	Libor	Sachs & Co.	(2.54)	5/14/2014	(362,955)
1,800,000	EUR—6 Month	Goldman,
	Libor	Sachs & Co.	3.79	6/12/2019	152,406
3,700,000	EUR—1 Year	Goldman,
	Libor	Sachs & Co.	2.70	5/14/2014	121,166
1,340,000	GBP—6 Month
	Libor	JP Morgan	6.30	6/18/2011	59,824
14,200,000	JPY—6 Month
	Yenibor	JP Morgan	1.67	12/7/2017	11,288
33,000,000	JPY—6 Month
	Yenibor	JP Morgan	1.36	1/19/2012	4,133
205,000,000	JPY—6 Month
	Yenibor	JP Morgan	1.13	2/16/2019	39,778
27,000,000	JPY—6 Month
	Yenibor	JP Morgan	2.08	7/28/2016	27,202
Gross Unrealized
Appreciation					415,797
Gross Unrealized
Depreciation					(2,856,230)

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring.The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument.The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the

The Fund 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. The following summarizes open credit default swaps entered into by the fund at April 30, 2011:

(Pay)
		Receive	Implied		Upfront
Reference	Notional	Fixed	Credit	Market	Premiums	Unrealized
Obligation	Amount ($)[2]	Rate (%)	Spread (%)[3]	Value ($)	Received ($)	(Depreciation) ($)

Purchase Contracts:[1]
Dow Jones
CDX.NA.HY.16
Index
6/20/2016†	31,150,000[a]	(5.00)	4.89	(1,231,434)	(617,734)	(613,700)

† Expiration Date
Counterparty:

a	JP Morgan
1	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.
2	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
3	Implied credit spreads, represented in absolute terms, utilized in determining the market value as of the period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative.The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.A credit spread identified as
“Defaulted” indicates a credit event has occurred for the referenced entity.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2011:

Average Market Value ($)
Interest rate futures contracts	249,598,179
Interest rate options contracts	517,899
Foreign currency options contracts	309,676
Forward contracts	351,200,157

The following summarizes the average notional value of swap contracts outstanding during the period ended April 30, 2011:

Average Notional Value ($)
Interest rate swap contracts	113,858,716
Credit default swap contracts	21,025,714

At April 30, 2011, accumulated net unrealized appreciation on investments was $61,662,722, consisting of $62,942,107 gross unrealized appreciation and $1,279,385 gross unrealized depreciation.

At April 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 49

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 15-16, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of October 31, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long term perfor-mance.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians. They also noted that the fund’s total return performance was ranked in the first quartile of the Performance Group in three of the five periods shown. The Board also noted that the fund’s yield performance was variously above, at and below the Performance Group and Performance Universe

The Fund 51

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

medians for the five one-year periods ended December 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group and Expense Universe medians.

A representative of Dreyfus noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2011, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, acquired fund fees and extraordinary expenses) do not exceed 0.85% of the fund’s average daily net assets. A representative of Dreyfus informed the Board members that the waiver would not be extended after March 1, 2011.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.They also noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

The Fund 53

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s overall performance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

NOTES

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Laurel Funds Trust

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 13, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 13, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	June 13, 2011

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)